OTHER INTANGIBLE ASSETS, NET (Schedule of Definite-Lived Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 1,051,457	$ 458,903
Accumulated amortization	432,722	390,701
Other intangible assets, net	618,735	68,202
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	623,274	263,883
Accumulated amortization	238,898	216,586
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	372,438	182,768
Accumulated amortization	181,123	161,863
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	55,745	12,252
Accumulated amortization	$ 12,701	$ 12,252